Prepayment for acquisition	12 Months Ended
Dec. 31, 2015
Prepayment for acquisition
Prepayment for acquisition

10. Prepayment for acquisition

As of December 31, 2015, the Group prepaid $6,775,902 and $5,168,166 to the existing individual shareholders and Shanghai Kushuo Information Technology Co., Ltd (a subsidiary of E-house and considered as our related party), respectively, as a down payment to acquire 71% equity interests in Shanghai Runju Financial Information Services Co. Ltd (“Runju”) (refer to Note 22).

In addition, the Group prepaid $2,668,566 to the existing individual investors for 78% equity interests in Yixun Internet Finance Information Service Co., Ltd (“Yixun”). (refer to Note 22)